Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Commitments [Line Items]
Employee future benefits (Note 26)	$ 832	$ 741
AROs (Note 3)	148	111
Stock-based compensation plans (Note 22)	83	56
Customer and other deposits	70	57
Fair value of derivatives (Note 28)	68	30
Manufactured gas plant site remediation	48	32
Mine reclamation obligations	43	40
Operating leases	38
Deferred compensation plan (Note 10)	33	29
Other	45	42
Other liabilities	1,446	1,138
FortisBC Energy
Other Commitments [Line Items]
Finance obligations	$ 38	$ 0